Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial instruments [text block] [Abstract]
Schedule of financial liabilities based on contractual undiscounted payments
	2020
$000	Less than 3 months	3 to 12 months	Total
Trade and other payables	2,620	746	3,366
Related party payables	-	2,040	2,040
Total	2,620	2,786	5,406